14. Ownership (Details) - Jun. 30, 2015 - shares	Total
Series A Preferred Units held	496
Series A Preferred Percent of Class	100.00%
Common units held	4,960
Common units Percent of Class	100.00%
Timothy S Krieger
Series A Preferred Units held	496
Series A Preferred Percent of Class	100.00%
Common units held	4,935
Common units Percent of Class	99.50%
Summer Enterprises
Series A Preferred Units held	0
Series A Preferred Percent of Class	0.00%
Common units held	25
Common units Percent of Class	0.50%